Commitments and Contingencies - Contractual obligations (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Total	$ (49,771)
2021	(49,159)
2022	(337)
2023	(228)
2024	(47)
Future, minimum, non-cancellable charter revenue (1) [Member]
Other Commitments [Line Items]
Total	35,636
2021	35,636
Acquisition of second hand vessels [Member] (2)
Other Commitments [Line Items]
Total	(61,239)
2021	(61,239)
Vessel BWTS (3) [Member]
Other Commitments [Line Items]
Total	(23,205)
2021	(23,205)
Office Rent (4) [Member]
Other Commitments [Line Items]
Total	(963)
2021	(351)
2022	(337)
2023	(228)
2024	$ (47)